FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2017
Fair Value Measurement [Abstract]
Fair value measurement of assets
As at September 30, 2017, the Company’s fair value of financial assets and liabilities were as follows:

	September 30, 2017					December 31, 2016
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value	Total Fair Value
Assets
Cash and cash equivalents	$583.6	$583.6	$—	$—	$583.6	$652.0
Restricted cash	24.7	24.7	—	—	24.7	110.7
Short-term investments	227.0	227.0	—	—	227.0	—
Marketable securities and warrants	30.1	25.0	5.1	—	30.1	21.9
Bond fund investments	2.7	2.7	—	—	2.7	5.9
Derivatives
Currency contracts	12.0	—	12.0	—	12.0	2.3
Crude oil contracts	2.3	—	2.3	—	2.3	6.2
Embedded derivative	9.5	—	9.5	—	9.5	—
	$891.9	$863.0	$28.9	$—	$891.9	$799.0
Liabilities
Derivatives
Currency contracts	$—	$—	$—	$—	$—	$(2.0)
Crude oil contracts	(0.1)	—	(0.1)	—	(0.1)	—
6.75% Senior unsecured notes	—	—	—	—	—	(474.0)
Long-term debt - 7% Senior notes	(400.0)	(421.8)	—	—	(421.8)	—
	$(400.1)	$(421.8)	$(0.1)	$—	$(421.9)	$(476.0)

Fair value measurement of liabilities
As at September 30, 2017, the Company’s fair value of financial assets and liabilities were as follows:

	September 30, 2017					December 31, 2016
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value	Total Fair Value
Assets
Cash and cash equivalents	$583.6	$583.6	$—	$—	$583.6	$652.0
Restricted cash	24.7	24.7	—	—	24.7	110.7
Short-term investments	227.0	227.0	—	—	227.0	—
Marketable securities and warrants	30.1	25.0	5.1	—	30.1	21.9
Bond fund investments	2.7	2.7	—	—	2.7	5.9
Derivatives
Currency contracts	12.0	—	12.0	—	12.0	2.3
Crude oil contracts	2.3	—	2.3	—	2.3	6.2
Embedded derivative	9.5	—	9.5	—	9.5	—
	$891.9	$863.0	$28.9	$—	$891.9	$799.0
Liabilities
Derivatives
Currency contracts	$—	$—	$—	$—	$—	$(2.0)
Crude oil contracts	(0.1)	—	(0.1)	—	(0.1)	—
6.75% Senior unsecured notes	—	—	—	—	—	(474.0)
Long-term debt - 7% Senior notes	(400.0)	(421.8)	—	—	(421.8)	—
	$(400.1)	$(421.8)	$(0.1)	$—	$(421.9)	$(476.0)